CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation expense	¥ 345,503	¥ 55,835	¥ 51,263
Cost of Revenues
Share-based compensation expense	6,420	1,152	0
Selling Expenses
Share-based compensation expense	28,848	3,058	991
General and Administrative Expenses
Share-based compensation expense	¥ 339,689	¥ 51,625	¥ 50,272